NOTES PAYABLE – RELATED PARTY	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
NOTES PAYABLE – RELATED PARTY

NOTE 6 – NOTES PAYABLE – RELATED PARTY

On July 12, 2012, the Company executed a promissory note with a related party for $10,000. The unsecured loan bears interest at 6% per annum with principal and interest due on July 13, 2015. During the year ended December 31, 2013, related party loaned an additional $3,500 to the Company with the same terms as the previous promissory note for $10,000. During the year ended December 31, 2013, the related party forgave the entire balance of principal of $13,500 and accrued interest of $702. As of December 31, 2013, the balance of accrued interest was $0.

Interest expense – related party for notes payable – related party for the year ended December 31, 2013 and for the period from inception (July 10, 2012) through December 31, 2012 was $419 and $283, respectively.